EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.00%
29,506	AdvanSix Inc	$ 947,143
24,346	American Vanguard Corp	455,270
111,801	Arconic Corp(a)	1,905,089
135,992	ATI Inc(a)	3,618,747
33,953	Balchem Corp	4,128,006
51,521	Carpenter Technology Corp	1,604,364
45,868	Century Aluminum Co(a)	242,183
18,039	Clearwater Paper Corp(a)	678,266
36,758	Compass Minerals International Inc	1,416,286
19,955	Hawkins Inc	778,045
56,079	HB Fuller Co	3,370,348
26,261	Innospec Inc	2,249,780
16,798	Kaiser Aluminum Corp	1,030,557
20,016	Koppers Holdings Inc	415,933
187,853	Livent Corp(a)	5,757,695
59,606	Mativ Holdings Inc(a)	1,316,101
40,687	Mercer International Inc(a)	500,450
34,778	Minerals Technologies Inc	1,718,381
14,214	Quaker Chemical Corp	2,052,217
55,554	Rayonier Advanced Materials Inc(a)	174,995
19,805	Rogers Corp(a)	4,790,433
22,493	Stepan Co	2,106,919
38,421	Sylvamo Corp(a)	1,302,472
37,070	Trinseo PLC	679,122
12,686	Unifi Inc(a)	120,644
		43,359,446
Communications — 3.80%
61,376	A10 Networks Inc	814,459
74,468	ADTRAN Holdings Inc	1,458,083
31,872	AMC Networks Inc Class A(a)	647,002
9,947	ATN International Inc	383,656
68,886	Cars.com Inc(a)	792,189
12,655	Clearfield Inc(a)	1,324,219
45,133	Cogent Communications Holdings Inc	2,354,137
66,956	Consolidated Communications Holdings Inc(a)	278,537
29,353	ePlus Inc(a)	1,219,324
60,647	EW Scripps Co Class A(a)	683,492
139,223	Extreme Networks Inc(a)	1,819,645
135,406	Gannett Co Inc(a)	207,171
69,231	Gogo Inc(a)	839,080
113,897	Harmonic Inc(a)	1,488,634
22,138	HealthStream Inc(a)	470,654
33,228	InterDigital Inc	1,343,076
25,143	Liquidity Services Inc(a)	408,825
31,114	NETGEAR Inc(a)	623,524
16,768	OptimizeRx Corp(a)	248,502
36,632	Perficient Inc(a)	2,381,813
53,026	QuinStreet Inc(a)	556,773
32,973	Scholastic Corp	1,014,249
53,310	Shenandoah Telecommunications Co	907,336
25,164	Shutterstock Inc	1,262,478
Shares		Fair Value
Communications — (continued)
28,427	TechTarget Inc(a)	$ 1,682,878
104,714	Telephone & Data Systems Inc(a)	1,455,525
30,300	Thryv Holdings Inc(a)	691,749
240,762	Viavi Solutions Inc(a)	3,141,944
70,485	Yelp Inc(a)	2,390,146
		32,889,100
Consumer, Cyclical — 14.01%
52,900	Abercrombie & Fitch Co Class A(a)	822,595
90,260	Academy Sports & Outdoors Inc	3,807,167
16,213	Allegiant Travel Co(a)	1,183,225
121,772	American Axle & Manufacturing Holdings Inc(a)	831,703
168,059	American Eagle Outfitters Inc	1,635,214
5,673	America's Car-Mart Inc(a)	346,166
23,402	Asbury Automotive Group Inc(a)	3,536,042
76,610	Bed Bath & Beyond Inc(a)(b)	466,555
29,449	Big Lots Inc(b)	459,699
22,649	BJ's Restaurants Inc(a)	540,179
91,159	Bloomin' Brands Inc	1,670,944
31,531	Boot Barn Holdings Inc(a)	1,843,302
47,332	Brinker International Inc(a)	1,182,353
31,665	Buckle Inc	1,002,514
40,971	Caleres Inc	992,318
17,145	Cato Corp Class A	163,563
9,053	Cavco Industries Inc(a)	1,862,745
31,167	Century Communities Inc	1,333,324
53,141	Cheesecake Factory Inc	1,555,968
132,646	Chico's FAS Inc(a)	642,007
11,914	Children's Place Inc(a)	368,023
17,240	Chuy's Holdings Inc(a)	399,623
115,723	Cinemark Holdings Inc(a)	1,401,406
14,308	Conn's Inc(a)	101,301
42,308	Dave & Buster's Entertainment Inc(a)	1,312,817
65,205	Designer Brands Inc Class A	998,289
17,148	Dine Brands Global Inc	1,089,927
29,927	Dorman Products Inc(a)	2,457,605
18,723	El Pollo Loco Holdings Inc(a)	167,009
20,308	Ethan Allen Interiors Inc(a)	429,311
45,395	G-III Apparel Group Ltd(a)	678,655
13,815	Genesco Inc(a)	543,206
35,147	Gentherm Inc(a)	1,747,860
45,581	GMS Inc(a)	1,823,696
21,747	Golden Entertainment Inc(a)	758,753
29,191	Green Brick Partners Inc(a)	624,104
16,509	Group 1 Automotive Inc	2,358,641
37,092	Guess? Inc(b)	544,140
12,360	Haverty Furniture Cos Inc	307,764
54,525	Hawaiian Holdings Inc(a)	717,004
80,364	Healthcare Services Group Inc	971,601
12,938	Hibbett Inc	644,442
45,333	HNI Corp	1,201,778

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
24,557	Installed Building Products Inc	$ 1,988,871
63,042	Interface Inc	566,748
29,118	iRobot Corp(a)(b)	1,640,217
22,555	Jack in the Box Inc	1,670,649
123,583	KAR Auction Services Inc(a)	1,380,422
49,627	Kontoor Brands Inc	1,667,963
46,936	La-Z-Boy Inc	1,059,345
26,870	LCI Industries	2,726,230
156,485	Leslie's Inc(a)	2,301,894
22,116	LGI Homes Inc(a)	1,799,579
26,875	LL Flooring Holdings Inc(a)	186,244
31,343	M/I Homes Inc(a)	1,135,557
19,607	Marcus Corp(b)	272,341
22,317	MarineMax Inc(a)	664,823
60,660	MDC Holdings Inc	1,663,297
38,794	Meritage Homes Corp(a)	2,726,054
39,832	Methode Electronics Inc	1,479,759
13,917	Monarch Casino & Resort Inc(a)	781,300
18,394	Motorcar Parts of America Inc(a)	279,957
15,234	Movado Group Inc	429,294
86,056	National Vision Holdings Inc(a)	2,809,728
46,427	ODP Corp(a)	1,631,909
16,419	Oxford Industries Inc	1,474,098
23,133	Patrick Industries Inc	1,014,151
10,211	PC Connection Inc	460,414
19,600	PetMed Express Inc(b)	382,592
25,929	PriceSmart Inc	1,493,251
153,658	Resideo Technologies Inc(a)	2,928,721
28,977	Ruth's Hospitality Group Inc	488,552
113,847	Sally Beauty Holdings Inc(a)	1,434,472
26,858	ScanSource Inc(a)	709,320
40,118	Shake Shack Inc Class A(a)	1,804,508
15,385	Shoe Carnival Inc	329,854
50,097	Signet Jewelers Ltd	2,865,047
79,371	Six Flags Entertainment Corp(a)	1,404,867
54,415	SkyWest Inc(a)	884,788
24,301	Sleep Number Corp(a)	821,617
20,577	Sonic Automotive Inc Class A	890,984
135,741	Sonos Inc(a)	1,886,800
20,364	Standard Motor Products Inc	661,830
79,414	Steven Madden Ltd	2,117,971
30,797	Sun Country Airlines Holdings Inc(a)	419,147
54,947	Titan International Inc(a)	667,057
110,198	Tri Pointe Homes Inc(a)	1,665,092
41,927	Tupperware Brands Corp(a)	274,622
16,056	UniFirst Corp	2,701,101
11,471	Universal Electronics Inc(a)	225,635
65,082	Urban Outfitters Inc(a)	1,278,861
14,922	Veritiv Corp(a)	1,458,924
59,559	Vista Outdoor Inc(a)	1,448,475
50,652	Wabash National Corp	788,145
34,801	Winnebago Industries Inc	1,851,761
86,581	Wolverine World Wide Inc	1,332,482
67,581	World Fuel Services Corp	1,584,099
21,009	XPEL Inc(a)	1,353,820
Shares		Fair Value
Consumer, Cyclical — (continued)
112,662	Xperi Inc(a)	$ 1,593,041
14,920	Zumiez Inc(a)	321,228
		121,404,046
Consumer, Non-Cyclical — 19.86%
28,592	Aaron's Co Inc	277,914
70,680	ABM Industries Inc	2,702,096
80,411	AdaptHealth Corp(a)	1,510,119
17,240	Addus HomeCare Corp(a)	1,641,938
48,732	Adtalem Global Education Inc(a)	1,776,281
52,111	Alarm.com Holdings Inc(a)	3,379,919
45,245	AMN Healthcare Services Inc(a)	4,794,160
40,445	Amphastar Pharmaceuticals Inc(a)	1,136,505
35,061	Andersons Inc	1,087,943
40,989	AngioDynamics Inc(a)	838,635
11,670	ANI Pharmaceuticals Inc(a)	375,074
13,672	Anika Therapeutics Inc(a)	325,394
54,334	Arcus Biosciences Inc(a)	1,421,377
82,102	Arlo Technologies Inc(a)	380,953
42,590	Artivion Inc(a)	589,446
49,910	Avanos Medical Inc(a)	1,087,040
65,478	Avid Bioservices Inc(a)	1,251,939
75,104	B&G Foods Inc(b)	1,238,465
35,825	BioLife Solutions Inc(a)	815,019
18,778	Calavo Growers Inc	596,202
39,779	Cal-Maine Foods Inc	2,211,315
46,582	Cara Therapeutics Inc(a)	436,008
42,589	Cardiovascular Systems Inc(a)	590,284
100,980	Catalyst Pharmaceuticals Inc(a)	1,295,573
8,733	Central Garden & Pet Co(a)	314,737
42,711	Central Garden & Pet Co Class A(a)	1,459,008
35,176	Chefs' Warehouse Inc(a)	1,019,049
68,535	Coherus Biosciences Inc(a)	658,621
36,414	Collegium Pharmaceutical Inc(a)	583,352
116,390	Community Health Systems Inc(a)	250,239
32,084	CONMED Corp	2,572,174
101,067	Corcept Therapeutics Inc(a)	2,591,358
128,506	CoreCivic Inc(a)	1,135,993
10,097	CorVel Corp(a)	1,397,728
110,708	Covetrus Inc(a)	2,311,583
37,068	Cross Country Healthcare Inc(a)	1,051,619
17,444	Cutera Inc(a)(b)	795,446
98,649	Cytokinetics Inc(a)	4,779,544
45,605	Deluxe Corp	759,323
127,583	Dynavax Technologies Corp(a)	1,331,967
10,632	Eagle Pharmaceuticals Inc(a)	280,897
55,919	Edgewell Personal Care Co	2,091,371
51,084	elf Beauty Inc(a)	1,921,780
61,772	Embecta Corp	1,778,416
47,887	Emergent BioSolutions Inc(a)	1,005,148
19,941	Enanta Pharmaceuticals Inc(a)	1,034,340

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
51,559	Enhabit Inc(a)	$ 723,888
57,899	Ensign Group Inc	4,602,971
68,946	EVERTEC Inc	2,161,457
9,694	Forrester Research Inc(a)	349,081
35,358	Fresh Del Monte Produce Inc	821,720
20,398	Fulgent Genetics Inc(a)(b)	777,572
135,307	GEO Group Inc(a)(b)	1,041,864
50,066	Glaukos Corp(a)	2,665,514
50,778	Green Dot Corp Class A(a)	963,766
93,495	Hain Celestial Group Inc(a)	1,578,196
39,512	Hanger Inc(a)	739,665
31,721	Harmony Biosciences Holdings Inc(a)	1,404,923
18,024	Heidrick & Struggles International Inc	468,444
11,582	Heska Corp(a)	844,559
146,143	Hostess Brands Inc(a)	3,396,363
65,861	Innoviva Inc(a)	764,646
24,317	Inogen Inc(a)	590,417
35,060	Integer Holdings Corp(a)	2,181,784
19,057	Inter Parfums Inc	1,438,041
140,940	Ironwood Pharmaceuticals Inc(a)	1,460,138
23,925	iTeos Therapeutics Inc(a)	455,771
15,837	J & J Snack Foods Corp	2,050,416
9,408	John B Sanfilippo & Son Inc	712,468
14,209	Joint Corp(a)	223,223
31,498	Kelly Services Inc Class A	428,058
56,977	Korn Ferry	2,675,070
72,540	Lantheus Holdings Inc(a)	5,101,738
19,880	LeMaitre Vascular Inc	1,007,518
17,901	Ligand Pharmaceuticals Inc(a)	1,541,455
73,879	LiveRamp Holdings Inc(a)	1,341,643
12,440	Medifast Inc	1,347,998
46,495	Meridian Bioscience Inc(a)	1,465,987
59,515	Merit Medical Systems Inc(a)	3,363,193
16,514	MGP Ingredients Inc	1,753,126
83,140	Mister Car Wash Inc(a)	713,341
13,598	ModivCare Inc(a)	1,355,449
36,026	Monro Inc	1,565,690
85,520	Myriad Genetics Inc(a)	1,631,722
25,872	National Beverage Corp	997,107
197,531	Nektar Therapeutics(a)	632,099
134,780	NeoGenomics Inc(a)	1,160,456
63,876	OraSure Technologies Inc(a)	242,090
55,939	Organogenesis Holdings Inc(a)	181,242
18,126	Orthofix Medical Inc(a)	346,388
80,517	Owens & Minor Inc	1,940,460
48,033	Pacira BioSciences Inc(a)	2,554,875
92,886	Pediatrix Medical Group Inc(a)	1,533,548
29,186	Pennant Group Inc(a)	303,826
72,815	Perdoceo Education Corp(a)	749,995
18,078	Phibro Animal Health Corp Class A	240,257
53,148	Prestige Consumer Healthcare Inc(a)	2,648,365
53,854	PROG Holdings Inc(a)	806,733
34,965	Quanex Building Products Corp	634,964
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
50,547	RadNet Inc(a)	$ 1,028,631
41,490	REGENXBIO Inc(a)	1,096,581
58,521	Rent-A-Center Inc	1,024,703
32,311	Resources Connection Inc	583,860
109,063	Select Medical Holdings Corp	2,410,292
5,395	Seneca Foods Corp Class A(a)	272,124
93,351	Simply Good Foods Co(a)	2,986,298
39,473	SpartanNash Co	1,145,506
25,030	Strategic Education Inc	1,537,092
45,344	Stride Inc(a)	1,905,808
56,875	Supernus Pharmaceuticals Inc(a)	1,925,219
12,787	Surmodics Inc(a)	388,725
18,332	Tootsie Roll Industries Inc	610,089
52,654	TreeHouse Foods Inc(a)	2,233,583
36,330	TrueBlue Inc(a)	693,176
42,035	uniQure NV(a)	788,577
61,586	United Natural Foods Inc(a)	2,116,711
26,821	Universal Corp	1,234,839
14,169	US Physical Therapy Inc	1,077,127
12,273	USANA Health Sciences Inc(a)	687,902
52,441	Vanda Pharmaceuticals Inc(a)	518,117
41,730	Varex Imaging Corp(a)	882,172
142,461	Vector Group Ltd	1,255,081
51,254	Vericel Corp(a)	1,189,093
21,747	Viad Corp(a)	686,770
79,454	Vir Biotechnology Inc(a)	1,531,873
14,449	WD-40 Co	2,539,267
47,844	WW International Inc(a)	188,027
63,868	Xencor Inc(a)	1,659,291
18,441	Zimvie Inc(a)	182,013
19,129	Zynex Inc	173,500
		172,116,619
Energy — 4.62%
144,047	Archrock Inc	924,782
24,963	Bristow Group Inc(a)	586,381
52,492	Callon Petroleum Co(a)	1,837,745
53,837	Civitas Resources Inc	3,089,705
33,866	CONSOL Energy Inc	2,178,261
49,080	Core Laboratories NV	661,598
17,639	DMC Global Inc(a)	281,871
36,485	Dril-Quip Inc(a)	712,187
23,671	FutureFuel Corp	142,973
59,536	Green Plains Inc(a)	1,730,712
138,212	Helix Energy Solutions Group Inc(a)	533,498
111,271	Helmerich & Payne Inc	4,113,689
18,347	Laredo Petroleum Inc(a)	1,153,109
9,815	Nabors Industries Ltd(a)	995,732
122,091	NOW Inc(a)	1,227,015
104,121	Oceaneering International Inc(a)	828,803
54,623	Oil States International Inc(a)	212,483
57,129	Par Pacific Holdings Inc(a)	937,487
228,578	Patterson-UTI Energy Inc	2,669,791
112,491	PBF Energy Inc Class A(a)	3,955,184
89,041	ProPetro Holding Corp(a)	716,780

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Energy — (continued)
22,272	Ranger Oil Corp Class A(a)	$ 700,454
14,887	REX American Resources Corp(a)	415,645
77,874	RPC Inc	539,667
128,785	SM Energy Co	4,843,604
75,691	SunCoke Energy Inc	439,765
67,876	Talos Energy Inc(a)	1,130,135
82,941	US Silica Holdings Inc(a)	908,204
55,284	Warrior Met Coal Inc	1,572,277
		40,039,537
Financial — 25.57%
103,110	Acadia Realty Trust REIT	1,301,248
83,613	Agree Realty Corp REIT	5,650,567
79,833	Alexander & Baldwin Inc REIT	1,323,631
19,663	Allegiance Bancshares Inc	818,571
48,190	Ambac Financial Group Inc(a)	614,423
56,050	American Assets Trust Inc REIT	1,441,606
74,129	American Equity Investment Life Holding Co	2,764,270
69,722	Ameris Bancorp	3,117,271
20,039	AMERISAFE Inc	936,422
127,488	Anywhere Real Estate Inc(a)	1,033,928
142,002	Apollo Commercial Real Estate Finance Inc REIT	1,178,617
71,097	Armada Hoffler Properties Inc REIT	737,987
112,666	ARMOUR Residential Inc REIT(b)	548,683
66,251	Assured Guaranty Ltd	3,209,861
56,802	Axos Financial Inc(a)	1,944,332
17,067	B Riley Financial Inc	759,823
55,163	Banc of California Inc	880,953
18,234	BancFirst Corp	1,631,396
62,130	Bancorp Inc(a)	1,365,617
81,442	BankUnited Inc	2,782,873
36,433	Banner Corp	2,152,462
50,644	Berkshire Hills Bancorp Inc	1,382,581
48,770	Blucora Inc(a)	943,212
184,248	Brandywine Realty Trust REIT	1,243,674
29,908	Brightsphere Investment Group Inc	445,928
84,177	Brookline Bancorp Inc	980,662
136,177	Capitol Federal Financial Inc(a)	1,130,269
102,908	CareTrust Inc REIT	1,863,664
16,269	Centerspace REIT	1,095,229
28,269	Central Pacific Financial Corp	584,886
51,112	Chatham Lodging Trust REIT(a)	504,475
16,355	City Holding Co	1,450,525
82,310	Columbia Banking System Inc	2,377,936
56,985	Community Bank System Inc	3,423,659
24,623	Community Healthcare Trust Inc REIT	806,403
33,468	Customers Bancorp Inc(a)	986,637
140,129	CVB Financial Corp	3,548,066
224,303	DiamondRock Hospitality Co REIT	1,684,516
Shares		Fair Value
Financial — (continued)
32,606	Dime Community Bancshares Inc	$ 954,704
221,376	Diversified Healthcare Trust REIT	219,184
66,318	Douglas Elliman Inc	271,904
34,485	Eagle Bancorp Inc	1,545,618
96,250	Easterly Government Properties Inc REIT	1,517,863
59,501	Ellington Financial Inc REIT	676,526
29,637	Employers Holdings Inc	1,022,180
26,490	Encore Capital Group Inc(a)	1,204,765
35,287	Enova International Inc(a)	1,032,850
146,637	Essential Properties Realty Trust Inc REIT	2,852,090
49,600	EZCORP Inc Class A(a)	382,416
38,649	FB Financial Corp	1,476,778
37,824	First Bancorp	1,383,602
196,454	First BanCorp	2,687,491
102,578	First Commonwealth Financial Corp	1,317,102
100,061	First Financial Bancorp	2,109,286
135,340	First Hawaiian Inc	3,333,424
56,423	Flagstar Bancorp Inc	1,884,528
85,062	Four Corners Property Trust Inc REIT	2,057,650
89,612	Franklin BSP Realty Trust Inc REIT(b)	965,121
79,720	Franklin Street Properties Corp REIT	209,664
540,507	Genworth Financial Inc Class A(a)	1,891,774
42,742	Getty Realty Corp REIT	1,149,332
110,700	Global Net Lease Inc REIT	1,178,955
48,969	Granite Point Mortgage Trust Inc REIT	315,360
33,000	Hanmi Financial Corp	781,440
7,145	HCI Group Inc	280,084
35,916	Heritage Financial Corp	950,697
29,726	Hersha Hospitality Trust REIT Class A	237,213
49,322	Hilltop Holdings Inc	1,225,652
19,082	HomeStreet Inc	549,752
128,493	Hope Bancorp Inc	1,624,152
44,609	Horace Mann Educators Corp	1,574,252
137,500	Hudson Pacific Properties Inc REIT	1,505,625
48,420	Independent Bank Corp	3,608,743
38,435	Independent Bank Group Inc	2,359,525
62,703	Industrial Logistics Properties Trust REIT	344,867
29,579	Innovative Industrial Properties Inc REIT	2,617,741
30,700	Invesco Mortgage Capital Inc REIT	340,770
89,806	iStar Inc REIT	831,604
39,002	James River Group Holdings Ltd	889,636
60,223	KKR Real Estate Finance Trust Inc REIT	978,624
26,933	Lakeland Financial Corp	1,960,992

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
10,355	LendingTree Inc(a)	$ 247,070
42,129	LTC Properties Inc REIT	1,577,731
303,133	LXP Industrial Trust REIT	2,776,698
25,430	Marcus & Millichap Inc	833,595
28,345	Mercury General Corp	805,565
76,308	Mr Cooper Group Inc(a)	3,090,474
33,363	National Bank Holdings Corp Class A	1,234,097
46,171	NBT Bancorp Inc	1,752,189
410,757	New York Mortgage Trust Inc REIT	961,171
25,080	NexPoint Residential Trust Inc REIT	1,158,947
91,760	NMI Holdings Inc Class A(a)	1,869,151
44,139	Northfield Bancorp Inc	631,629
135,083	Northwest Bancshares Inc	1,824,971
51,443	Office Properties Income Trust REIT	722,774
52,280	OFG Bancorp	1,313,796
52,452	Orion Office Inc REIT	458,955
155,737	Outfront Media Inc REIT	2,365,645
100,330	Pacific Premier Bancorp Inc	3,106,217
25,425	Palomar Holdings Inc(a)	2,128,581
15,371	Park National Corp	1,913,382
31,957	Pathward Financial Inc	1,053,303
99,923	PennyMac Mortgage Investment Trust REIT	1,177,093
15,163	Piper Sandler Cos(a)	1,588,173
42,440	PRA Group Inc(a)	1,394,578
14,126	Preferred Bank	921,439
57,215	ProAssurance Corp	1,116,265
80,357	Provident Financial Services Inc	1,566,962
17,484	RE/MAX Holdings Inc Class A	330,622
107,058	Ready Capital Corp REIT	1,085,568
124,842	Redwood Trust Inc REIT(a)	716,593
59,454	Renasant Corp	1,859,721
131,531	Retail Opportunity Investments Corp REIT	1,809,867
89,404	RPT Realty REIT	675,894
41,867	S&T Bancorp Inc	1,227,122
15,884	Safehold Inc REIT(b)	420,291
15,344	Safety Insurance Group Inc	1,251,457
12,167	Saul Centers Inc REIT	456,263
64,929	Seacoast Banking Corp of Florida	1,962,804
114,115	Selectquote Inc(a)	83,304
174,575	Service Properties Trust REIT	906,044
51,648	ServisFirst Bancshares Inc	4,131,840
133,937	Simmons First National Corp Class A	2,918,487
78,565	SiriusPoint Ltd(a)	388,897
192,098	SITE Centers Corp REIT	2,057,370
33,790	Southside Bancshares Inc	1,194,814
36,036	St Joe Co	1,154,233
18,200	Stellar Bancorp Inc(a)	532,350
29,547	Stewart Information Services Corp	1,289,431
18,253	StoneX Group Inc(a)	1,513,904
Shares		Fair Value
Financial — (continued)
111,985	Summit Hotel Properties Inc REIT	$ 752,539
227,608	Sunstone Hotel Investors Inc REIT	2,144,067
111,830	Tanger Factory Outlet Centers Inc REIT	1,529,834
12,309	Tompkins Financial Corp	893,880
24,200	Triumph Bancorp Inc(a)	1,315,270
36,638	Trupanion Inc(a)(b)	2,177,396
19,840	TrustCo Bank Corp NY	623,373
65,236	Trustmark Corp	1,998,179
368,676	Two Harbors Investment Corp REIT	1,224,004
110,934	United Community Banks Inc(a)	3,671,915
20,848	United Fire Group Inc	598,963
251,211	Uniti Group Inc REIT	1,745,916
13,047	Universal Health Realty Income Trust REIT	563,761
24,886	Universal Insurance Holdings Inc	245,127
118,836	Urban Edge Properties REIT	1,585,272
28,603	Urstadt Biddle Properties Inc REIT Class A	443,633
85,572	Veris Residential Inc REIT(a)	972,954
58,290	Veritex Holdings Inc	1,549,931
7,224	Virtus Investment Partners Inc	1,152,372
32,225	Walker & Dunlop Inc	2,698,199
94,159	Washington REIT	1,653,432
28,946	Westamerica BanCorp	1,513,586
42,728	Whitestone REIT	361,479
99,170	WisdomTree Investments Inc	464,116
3,298	World Acceptance Corp(a)	319,312
68,421	WSFS Financial Corp	3,178,840
121,860	Xenia Hotels & Resorts Inc REIT	1,680,449
		221,563,525
Industrial — 16.06%
44,323	AAON Inc	2,388,123
35,786	AAR Corp(a)	1,281,854
39,709	Advanced Energy Industries Inc	3,073,874
79,095	Aerojet Rocketdyne Holdings Inc(a)	3,163,009
26,243	AeroVironment Inc(a)	2,187,616
10,961	Alamo Group Inc	1,340,201
33,306	Albany International Corp Class A	2,625,512
17,174	American Woodmark Corp(a)	753,252
23,099	Apogee Enterprises Inc	882,844
40,641	Applied Industrial Technologies Inc	4,177,082
25,973	ArcBest Corp	1,889,016
51,081	Arcosa Inc	2,920,812
23,815	Astec Industries Inc	742,790
27,721	Atlas Air Worldwide Holdings Inc(a)	2,649,296
26,700	AZZ Inc	974,817
30,948	Badger Meter Inc	2,859,286

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
50,833	Barnes Group Inc	$ 1,468,057
36,362	Benchmark Electronics Inc	901,050
41,705	Boise Cascade Co	2,479,779
50,857	Brady Corp Class A	2,122,263
18,976	CIRCOR International Inc(a)	312,914
38,042	Comfort Systems USA Inc	3,702,628
24,469	Comtech Telecommunications Corp	244,935
34,689	CTS Corp	1,444,797
25,336	Dorian LPG Ltd	343,809
15,370	DXP Enterprises Inc(a)	363,962
20,864	Encore Wire Corp	2,410,627
65,346	Enerpac Tool Group Corp	1,165,119
22,110	EnPro Industries Inc	1,878,908
27,388	ESCO Technologies Inc	2,011,375
54,778	Exponent Inc	4,802,387
38,888	Fabrinet(a)	3,711,860
18,932	FARO Technologies Inc(a)	519,494
64,068	Federal Signal Corp	2,391,018
28,405	Forward Air Corp	2,563,835
41,127	Franklin Electric Co Inc	3,360,487
87,374	Frontdoor Inc(a)	1,781,556
34,041	Gibraltar Industries Inc(a)	1,393,298
49,469	Granite Construction Inc	1,256,018
33,815	Greenbrier Cos Inc	820,690
50,836	Griffon Corp	1,500,679
71,746	Harsco Corp(a)	268,330
11,290	Haynes International Inc	396,505
49,326	Heartland Express Inc	705,855
73,784	Hillenbrand Inc	2,709,348
35,945	Hub Group Inc Class A(a)	2,479,486
29,876	Ichor Holdings Ltd(a)	723,298
17,836	Insteel Industries Inc(a)	473,189
47,715	Itron Inc(a)	2,009,279
33,604	John Bean Technologies Corp	2,889,944
29,247	Kaman Corp	816,869
98,615	Knowles Corp(a)	1,200,145
11,730	Lindsay Corp	1,680,674
61,683	Marten Transport Ltd	1,181,846
21,999	Materion Corp	1,759,920
41,711	Matson Inc	2,566,061
33,029	Matthews International Corp Class A	740,180
5,495	Mesa Laboratories Inc	773,861
30,704	Moog Inc Class A	2,160,026
60,147	Mueller Industries Inc	3,575,138
38,352	Myers Industries Inc	631,657
18,455	MYR Group Inc(a)	1,563,692
4,511	National Presto Industries Inc	293,441
12,794	NV5 Global Inc(a)	1,584,153
165,473	O-I Glass Inc(a)	2,142,875
8,224	Olympic Steel Inc	187,589
17,259	OSI Systems Inc(a)	1,243,684
17,837	Park Aerospace Corp	196,920
66,083	PGT Innovations Inc(a)	1,385,100
29,314	Plexus Corp(a)	2,566,734
9,136	Powell Industries Inc	192,587
29,452	Proto Labs Inc(a)	1,072,936
60,413	Sanmina Corp(a)	2,783,831
Shares		Fair Value
Industrial — (continued)
48,401	SPX Technologies Inc(a)	$ 2,672,703
13,260	Standex International Corp	1,082,679
18,345	Sturm Ruger & Co Inc	931,743
20,203	Tennant Co	1,142,682
44,616	TimkenSteel Corp(a)	668,794
24,130	Tredegar Corp	227,787
86,828	Trinity Industries Inc	1,853,778
67,846	Triumph Group Inc(a)	582,797
109,162	TTM Technologies Inc(a)	1,438,755
66,307	UFP Industries Inc	4,784,713
		139,202,513
Technology — 6.61%
143,038	3D Systems Corp(a)	1,141,443
111,094	8x8 Inc(a)(b)	383,274
20,430	Agilysys Inc(a)	1,130,801
123,733	Allscripts Healthcare Solutions Inc(a)	1,884,454
22,782	Alpha & Omega Semiconductor Ltd(a)	700,774
40,887	Apollo Medical Holdings Inc(a)	1,594,593
36,715	Avid Technology Inc(a)	853,991
34,929	Axcelis Technologies Inc(a)	2,115,300
41,861	Cerence Inc(a)	659,311
25,209	CEVA Inc(a)	661,232
52,989	Cohu Inc(a)	1,366,056
13,616	Computer Programs and Systems Inc(a)	379,614
16,861	Consensus Cloud Solutions Inc(a)	797,525
31,462	Corsair Gaming Inc(a)(b)	357,094
33,200	CSG Systems International Inc	1,755,616
64,731	Diebold Nixdorf Inc(a)	157,944
36,974	Digi International Inc(a)	1,278,191
94,332	Digital Turbine Inc(a)	1,359,324
47,832	Diodes Inc(a)	3,104,775
27,877	Donnelley Financial Solutions Inc(a)	1,030,613
21,346	Ebix Inc(b)	404,934
82,510	FormFactor Inc(a)	2,066,875
31,861	Insight Enterprises Inc(a)	2,625,665
62,500	Kulicke & Soffa Industries Inc	2,408,125
73,311	LivePerson Inc(a)	690,590
75,219	MaxLinear Inc(a)	2,453,644
70,964	NetScout Systems Inc(a)	2,222,592
58,120	NextGen Healthcare Inc(a)	1,028,724
30,490	OneSpan Inc(a)	262,519
52,385	Onto Innovation Inc(a)	3,355,259
31,689	PDF Solutions Inc(a)	777,331
67,402	Photronics Inc(a)	985,417
148,345	Pitney Bowes Inc	345,644
46,372	Progress Software Corp	1,973,129
116,505	Rambus Inc(a)	2,961,557
16,613	Simulations Plus Inc(b)	806,395
49,426	SMART Global Holdings Inc(a)	784,391
38,155	SPS Commerce Inc(a)	4,739,996
18,785	TTEC Holdings Inc	832,363
48,306	Ultra Clean Holdings Inc(a)	1,243,879

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Technology — (continued)
72,336	Unisys Corp(a)	$ 546,137
55,533	Veeco Instruments Inc(a)	1,017,365
		57,244,456
Utilities — 2.22%
39,071	American States Water Co	3,045,585
76,566	Avista Corp	2,836,770
56,841	California Water Service Group	2,994,952
18,765	Chesapeake Utilities Corp	2,165,293
18,876	Middlesex Water Co	1,457,227
36,660	Northwest Natural Holding Co	1,590,311
129,361	South Jersey Industries Inc	4,323,245
16,965	Unitil Corp	788,024
		19,201,407
TOTAL COMMON STOCK — 97.75% (Cost $879,004,450)		$847,020,649
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,008,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(c), 2.57%(d)	1,008,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.12% (Cost $1,008,000)		$1,008,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.17%
$2,648,308	Undivided interest of 2.24% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $2,648,308 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(c)	2,648,308
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,648,308	Undivided interest of 2.26% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $2,648,308 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(c)	$ 2,648,308
2,648,308	Undivided interest of 2.26% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $2,648,308 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(c)	2,648,308
2,199,297	Undivided interest of 2.32% in a repurchase agreement (principal amount/value $94,920,325 with a maturity value of $94,944,451) with Bank of Montreal, 3.05%, dated 9/30/22 to be repurchased at $2,199,297 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 8/1/36 - 9/1/52, with a value of $96,818,731.(c)	2,199,297
TOTAL SHORT TERM INVESTMENTS — 1.17% (Cost $10,144,221)		$10,144,221
TOTAL INVESTMENTS — 99.04% (Cost $890,156,671)		$858,172,870
OTHER ASSETS & LIABILITIES, NET — 0.96%		$8,354,677
TOTAL NET ASSETS — 100.00%		$866,527,547

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2022.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2022.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
At September 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
Russell 2000 Mini Futures	224	USD	18,701,760	December 2022	$(1,050,717)
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 107 futures contracts for the reporting period.

September 30, 2022